Revenue from Customers (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disaggregation of revenue from contracts with customers

	Year ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
Consulting fees	$336	$170	$140
Margin fees	6	98	23
	$342	$268	$163
Vast’s revenue from the transfer of goods and services over time and at a point in time is as follows:

	Year Ended June 30,
	2024	2023	2022

	(In thousands of US Dollars)
CSIRO	$246	$253	$163
Other	96	15	—
	$342	$268	$163
Timing of revenue recognition:
At a point in time	$342	$199	$23
Over time	—	69	140
	$342	$268	$163